License and supply arrangements	9 Months Ended
Sep. 30, 2022
License And Supply Arrangements
License and supply arrangements

3. License and supply arrangements

Novo Nordisk Health Care AG

On November 16, 2020, the Company, through AEZS Germany, entered into the Novo Amendment of its existing License Agreement with Novo related to the development and commercialization of macimorelin. The Company earns product sales, royalties and supply chain revenue, in addition to license fees and development service revenue from conducting the DETECT-trial, from Novo.

On August 26, 2022, Novo provided the Company with a notice of termination of the Novo Amendment. Under the terms of the Novo Amendment, the termination is effective May 23, 2023 upon the completion of a 270 day notice period (“notice period”). Upon termination, the rights and licenses granted by the Company to Novo under the Novo Amendment are returned to the Company, and the Company has full rights to continue the clinical development and future commercialization of Macrilen™. Following the notice of termination and throughout the 270 day notice period, Novo will continue to fund all DETECT-trial costs up to $8.6 million (€9 million), and any additional DETECT-trial costs incurred over $8.6 million (€9 million) up to $9.2 million (€9.8 million) will be shared equally between Novo and Aeterna.

The Company concluded that the notice of termination represents a contract modification for accounting purposes. The Company further concluded that upon receipt of the notice of termination, the remaining goods and services to be performed during the notice period are considered distinct goods and services and therefore, the contract modification is to be accounted for prospectively. As of the date of receipt of the notice of termination from Novo, the Company had recognized total license fees associated with the Pediatric Indication of $1,615 (€1,880) and total development services revenue of $3,865 (€4,448). Subsequent to the receipt of the notice of termination, management estimated the combined transaction price of the remaining services to be performed as $7,937 (€7,776), comprised of Pediatric Indication license fees of $2,872 (€2,814) and development services revenue of $5,065 (€4,962). Revenue associated with this combined performance obligation will be recognized as pediatric development services are incurred during the notice period, until the date of termination on May 23, 2023, using the cost-to-cost method. As such, all amounts in deferred revenue are classified as current as at September 30, 2022 to reflect the revised timing. Management will continue to reevaluate the transaction price at the end of each reporting period.

MegaPharm Ltd

In June 2020, the Company entered into an exclusive distribution and quality agreement with MegaPharm Ltd. (“MegaPharm”) for the commercialization in Israel and in the Palestinian Authority of macimorelin to be used in the diagnosis of patients with adult growth hormone deficiency and in clinical development for the diagnosis of pediatric growth hormone deficiency (the “MegaPharm Agreement”). As of September 30, 2022, there have been no products supplied under this agreement.

Consilient Healthcare

On December 7, 2020, the Company entered into an exclusive licensing agreement with “CH” for the commercialization of macimorelin in the European Economic Area and the United Kingdom (the “CH License Agreement”). The Company earns licenses fees and product sale revenue from CH.

NK Meditech Limited

The Company and NK Meditech Limited (“NK”) entered into a licensing agreement, effective November 30, 2021 and pursuant to which the Company granted to NK the exclusive right to commercialize (including marketing, selling and offering to sell) macimorelin in the Republic of Korea (the “ROK”) and as applicable, in the Democratic People’s Republic of Korea (“DPRK”) to the extent NK is allowed to use the aforementioned licensed rights in the latter (“NK License Agreement”). As of September 30, 2022, there have been no products supplied under this agreement.

The following table provides a summary of deferred revenue balances:

	September 30, 2022
	Current	Non-Current	Total
	$	$	$
Novo Amendment	3,466	—	3,466
CH License Agreement	18	1,345	1,363
NK License Agreement	—	117	117
Total	3,484	1,462	4,946

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)

	December 31, 2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH License Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308